Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance		$ 496
Net change in total valuation allowance	496	$ 1,726	$ 865
Major foreign subsidiaries NOL	601
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	$ 23,428
Effective income tax rate	23.00%	24.00%	25.00%
Corporate statutory tax rate on 2018 and thereafter			23.00%
Corporate statutory tax rate on 2017			24.00%
Deferred tax assets	$ 3,106	$ 4,733
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	396
Deferred tax assets	1,413
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	19,087
Contingent income tax liabilities, Dividend distribution	4,771
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	2,902
Contingent income tax liabilities, Dividend distribution	$ 725